Form N-CSR Cover	6 Months Ended
May 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Massachusetts Tax-Exempt Funds
Entity Central Index Key	0001070414
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024